UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Balestra Capital Ltd.
Address: 58 West 40th Street. 12th Floor
         New York, NY  10018

13F File Number:  28-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Marra, CFA, CPA
Title:     Chief Financial Officer
Phone:     212-768-9000

Signature, Place, and Date of Signing:

     /s/ Andrew Marra     New York, NY     April 20, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $160,491 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D A M INC                    COM              00088U108       40    10000 SH       SOLE                    10000        0        0
ALLEGHENY ENERGY INC           COM              017361106    10690   315700 SH       SOLE                   315700        0        0
CHEVRON CORP NEW               COM              166764100      503     6794 SH       SOLE                     6794        0        0
EXXON MOBIL CORP               COM              30231G102      239     2989 SH       SOLE                     2989        0        0
GREAT PLAINS ENERGY INC        COM              391164100    10245   530000 SH       SOLE                   530000        0        0
INDIA FD INC                   COM              454089103     6863   375000 SH       SOLE                   375000        0        0
ISHARES TR                     MSCI EMERG MKT   464287234    27467  1100000 SH       SOLE                  1100000        0        0
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    34124  1007200 SH       SOLE                  1007200        0        0
PEACE ARCH ENTMT GROUP INC     COM              704586304        1    20000 SH       SOLE                    20000        0        0
RETAIL HOLDRS TR               DEP RCPT         76127U101    18785   250000 SH  PUT  SOLE                   250000        0        0
SCIENTIFIC LEARNING CORP       COM              808760102      967   508904 SH       SOLE                   508904        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886    29030  1000000 SH       SOLE                  1000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     2212    26084 SH       SOLE                    26084        0        0
WAVE SYSTEMS CORP              COM NEW          943526301        8    20971 SH       SOLE                    20971        0        0
YAMANA GOLD INC                COM              98462Y100    19317  2502250 SH       SOLE                  2502250        0        0